Subsequent events (Details Narrative) - USD ($)			12 Months Ended
	Dec. 01, 2022	Sep. 01, 2022	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Dec. 29, 2022
IfrsStatementLineItems [Line Items]
Impairment expense			$ 894,618
Win View [Member]
IfrsStatementLineItems [Line Items]
Impairment expense				$ 705,331	$ 6,503,483
Patent [Member]
IfrsStatementLineItems [Line Items]
Impairment expense			800,231
Patent [Member] | Win View [Member]
IfrsStatementLineItems [Line Items]
Impairment expense			$ 800,231	$ 705,331	6,503,483
Cost of disposal					$ 0
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Non-controlling interests voting percentage				20.00%
Nonadjusting Event [Member]
IfrsStatementLineItems [Line Items]
Description of debt instrument expiration period	August 31, 2025	convertible debentures that were due to expire in October and November 2022
Debt instrument principal amount	$ 1,250,000	$ 1,250,000				$ 750,000
Debt instrument, annual interest rate	7.00%	10.00%
Debt instrument conversion price per share	$ 1.10	$ 8.90
Debt instrument offset principal amount						500,000
Debt instrument interest amount						91,781
Debt instrument remaining principal amount						$ 250,000